Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Global Macro Fund

		Shares	Value ($)
Common Stocks 39.2%
Austria 0.2%
Lenzing AG (Cost $72,903)		750	76,772
Belgium 0.3%
bpost SA (Cost $146,493)		9,732	90,666
China 1.6%
Alibaba Group Holding Ltd. (ADR)*		1,604	277,668
Tencent Holdings Ltd.		5,600	261,423
(Cost $558,004)			539,091
France 5.8%
Airbus SE		1,156	163,400
AXA SA		11,243	283,939
Bureau Veritas SA		2,209	55,114
Capgemini SE		1,112	141,217
Compagnie de Saint-Gobain		5,660	216,955
EssilorLuxottica SA		1,323	178,986
Sanofi		5,048	421,302
TOTAL SA		9,340	484,002
(Cost $1,933,556)			1,944,915
Germany 6.1%
Allianz SE (Registered)		560	130,022
BASF SE		3,765	250,859
Bayer AG (Registered)		4,870	315,770
Deutsche Post AG (Registered)		7,491	243,974
E.ON SE		28,252	282,568
Evonik Industries AG		13,809	395,158
SAP SE		1,307	160,693
TUI AG		11,357	112,847
Wirecard AG		974	161,886
(Cost $2,150,082)			2,053,777
Japan 1.2%
Panasonic Corp.		38,100	321,587
Secom Co., Ltd.		900	70,568
(Cost $452,254)			392,155
Korea 0.2%
Samsung Electronics Co., Ltd. (Cost $66,542)		1,629	61,961
Netherlands 3.3%
ING Groep NV		30,099	334,605
Koninklijke Ahold Delhaize NV		7,460	168,657
Royal Dutch Shell PLC "A"		18,748	587,995
(Cost $1,170,437)			1,091,257
Russia 0.5%
Sberbank of Russia PJSC (ADR) (Cost $138,036)		12,116	180,771
Singapore 0.1%
Singapore Exchange Ltd. (Cost $26,212)		5,000	28,737
Spain 0.4%
Banco Santander SA (Cost $198,179)		33,554	143,489
Switzerland 2.8%
Nestle SA (Registered)		3,809	404,818
Novartis AG (Registered)		3,029	278,550
Roche Holding AG (Genusschein)		934	250,416
(Cost $662,992)			933,784
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $405,735)		56,000	463,642
United Kingdom 2.0%
Vodafone Group PLC (Cost $624,785)		365,823	667,576
United States 13.3%
AbbVie, Inc.		3,946	262,883
Advanced Micro Devices, Inc.*		1,485	45,218
Allergan PLC		1,333	213,946
Alphabet, Inc. "A"*		748	911,214
Amazon.com, Inc.*		57	106,406
American Express Co.		757	94,148
Amgen, Inc.		755	140,868
AT&T, Inc.		22,481	765,478
Booking Holdings, Inc.*		151	284,878
Chevron Corp.		1,139	140,222
Cisco Systems, Inc.		1,904	105,482
CVS Health Corp.		3,023	168,895
MasterCard, Inc. "A"		690	187,866
Microsoft Corp.		741	100,976
Mohawk Industries, Inc.*		746	93,019
Schlumberger Ltd.		1,570	62,753
Walt Disney Co.		3,764	538,290
Wells Fargo & Co.		4,852	234,885
(Cost $3,998,654)			4,457,427
Total Common Stocks (Cost $12,604,864)			13,126,020
		Principal Amount ($) (a)	Value ($)
Bonds 33.4%
France 3.5%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.512% **, 9/22/2022	EUR	357,000	401,400
CMA CGM SA:
REG S, 5.25%, 1/15/2025		345,000	292,165
REG S, 6.5%, 7/15/2022		224,000	215,484
REG S, 7.75%, 1/15/2021		250,000	257,378
(Cost $1,269,864)			1,166,427
Germany 0.4%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024 (Cost $113,822)	EUR	100,000	117,342
Ireland 0.6%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020 (Cost $198,016)		200,000	199,141
Mexico 0.9%
Petroleos Mexicanos, 6.5%, 3/13/2027 (Cost $312,520)		294,000	291,560
Netherlands 2.0%
Petrobras Global Finance BV:
5.375%, 1/27/2021		330,000	342,375
8.375%, 5/23/2021		308,000	338,800
(Cost $659,825)			681,175
Oman 0.6%
Oman Government International Bond, REG S, 5.625%, 1/17/2028 (Cost $198,000)		200,000	197,700
Russia 1.1%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023	RUB	12,000,000	188,921
7.6%, 4/14/2021	RUB	12,000,000	191,106
(Cost $390,838)			380,027
Turkey 5.2%
Republic of Turkey:
3.25%, 6/14/2025		200,000	214,276
4.35%, 11/12/2021		250,000	289,907
5.125%, 5/18/2020		208,000	236,890
5.125%, 3/25/2022		200,000	199,802
5.625%, 3/30/2021		208,000	211,578
6.25%, 9/26/2022		200,000	203,819
7.0%, 6/5/2020		300,000	307,098
7.375%, 2/5/2025		80,000	84,058
(Cost $1,685,761)			1,747,428
United Kingdom 1.2%
HSBC Holdings PLC, REG S, 3-month EURIBOR + 0.700%, 0.355% **, 9/27/2022 (Cost $398,127)	EUR	356,000	396,697
United States 17.9%
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	184,470
Arconic, Inc., 5.125%, 10/1/2024		350,000	373,201
Coty, Inc., 144A, 6.5%, 4/15/2026 (b)		300,000	288,750
DISH DBS Corp., 7.75%, 7/1/2026		40,000	39,200
Netflix, Inc.:
144A, 4.625%, 5/15/2029		185,000	231,830
144A, 6.375%, 5/15/2029		30,000	33,591
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		321,000	326,550
6.375%, 3/1/2025		250,000	259,063
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.622% **, 7/27/2021	EUR	352,000	395,398
Transocean, Inc., 6.5%, 11/15/2020		79,000	80,975
U.S. Treasury Notes:
1.375%, 9/30/2020		466,000	462,487
1.75%, 10/31/2020		466,000	464,435
2.375%, 5/15/2029		1,600,000	1,650,000
2.75%, 4/30/2023		650,000	670,947
2.875%, 10/31/2020		466,000	470,878
VeriSign, Inc., 5.25%, 4/1/2025		55,000	59,400
(Cost $5,923,206)			5,991,175
Total Bonds (Cost $11,149,979)			11,168,672
Convertible Bonds 0.6%
Mexico 0.3%
America Movil SAB de CV, REG S, 0.00%, 5/28/2020* (Cost $109,439)	EUR	100,000	110,438
United States 0.3%
Twitter, Inc., 1.0%, 9/15/2021 (Cost $92,434)		96,000	94,112
Total Convertible Bonds (Cost $201,873)			204,550
		Shares	Value ($)
Exchange-Traded Funds 3.7%
iShares Floating Rate Bond ETF		14,613	744,386
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		5,423	496,801
Total Exchange-Traded Funds (Cost $1,239,585)			1,241,187
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d) (Cost $300,980)		300,980	300,980
Cash Equivalents 19.8%
DWS Central Cash Management Government Fund, 2.39% (c) (Cost $6,606,265)		6,606,265	6,606,265
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,103,546)		97.6	32,647,674
Other Assets and Liabilities, Net		2.4	791,771
Net Assets		100.0	33,439,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d)
—	300,980 (e)	—	—	—	3,290	—	300,980	300,980
Cash Equivalents 19.8%
DWS Central Cash Management Government Fund, (c) 2.39%
8,108,844	12,456,814	13,959,393	—	—	162,604	—	6,606,265	6,606,265
8,108,844	12,757,794	13,959,393	—	—	165,894	—	6,907,245	6,907,245

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $286,825, which is 0.9% of net assets.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Hang Seng China Enterprises Index	HKD	8/29/2019	3	209,365	204,588	(4,777)
U.S. Treasury Long Bond	USD	9/19/2019	6	936,602	933,563	(3,039)
Total unrealized depreciation						(7,816)

At July 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Mini DAX Index	EUR	9/20/2019	14	969,004	944,177	24,827
S&P 500 E-Mini Index	USD	9/20/2019	13	1,890,622	1,938,495	(47,873)
Total net unrealized depreciation						(23,046)

As of July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	7,809,680	USD	8,710,667	8/30/2019	43,325	Bank of America
HKD	1,669,539	USD	213,593	8/30/2019	231	Bank of America
Total unrealized appreciation					43,556
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,211,572	JPY	131,350,435	8/30/2019	(1,400)	Bank of America

Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar

At July 31, 2019 the DWS Global Macro Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Corporate Bonds and Convertible Bonds
Communication Services	4,298,163	23%
Financials	2,823,232	15%
Energy	2,328,682	13%
Industrials	2,096,248	11%
Health Care	2,052,631	11%
Information Technology	1,428,940	8%
Consumer Discretionary	1,375,392	7%
Consumer Staples	1,046,694	6%
Materials	722,789	4%
Utilities	282,569	2%
Total	18,455,340	100%

Sector diversification is subject to change

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$76,772	$—	$76,772
Belgium	—	90,666	—	90,666
China	277,668	261,423	—	539,091
France	—	1,944,915	—	1,944,915
Germany	—	2,053,777	—	2,053,777
Japan	—	392,155	—	392,155
Korea	—	61,961	—	61,961
Netherlands	—	1,091,257	—	1,091,257
Russia	180,771	—	—	180,771
Singapore	—	28,737	—	28,737
Spain	143,489	—	—	143,489
Switzerland	933,784	—	—	933,784
Taiwan	—	463,642	—	463,642
United Kingdom	—	667,576	—	667,576
United States	4,457,427	—	—	4,457,427
Bonds	—	11,168,672	—	11,168,672
Convertible Bonds	—	204,550	—	204,550
Exchange-Traded Funds	1,241,187	—	—	1,241,187
Short-Term Investments (f)	6,907,245	—	—	6,907,245
Derivatives (g)
Futures Contracts	$24,827	$—	$—	$24,827
Forward Foreign Currency Contracts	—	43,556	—	43,556
Total	$14,166,398	$18,549,659	$—	$32,716,057
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(55,689)	$—	$—	$(55,689)
Forward Foreign Currency Contracts	—	(1,400)	—	(1,400)
Total	$(55,689)	$(1,400)	$—	$(57,089)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contrac	$ (27,823)	$ —
Foreign Exchange Contracts	$ —	$ 42,156
Interest Rate Contracts	$ (3,039)	$ —